Note 11 - INCOME TAXES (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Note 11 - Income Taxes Details 6
2011
2012		656
2013	477	461
2014	864	853
2015	361	356
2016	856	839
2017	1,661
No expiration		1,801
Operating Loss carryforward	$ 4,219	$ 4,966